MATERIAL COMMITMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
MATERIAL COMMITMENTS
Agency participation in cost (in percent)	75.00%
Government grants to finance it's research and development programs	$ 6,122
Royalty amount included in government grants	$ 3,289
Maximum royalty to government grants (in percent)	100.00%
Accrued royalty expense	$ 314	$ 916
Contingent liability	$ 2,295	$ 2,260
Discounting interest rate on royalty	20.00%	20.00%
Bottom of range [member]
MATERIAL COMMITMENTS
Agency participation in cost (in percent)	50.00%
Royalty to be paid on total sales of these programs (in percent)	3.00%
Accrued royalty expense to revenue (in percent)	3.00%
Maximum
MATERIAL COMMITMENTS
Royalty to be paid on total sales of these programs (in percent)	4.00%
Accrued royalty expense to revenue (in percent)	4.00%